Revenue - Collaboration revenue (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration revenue	€ 655	€ 1,130
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration revenue	€ 655	804
Yarrow Biotechnology, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration revenue		€ 326